Cover	Apr. 23, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 23, 2024
Entity File Number	000-56182
Entity Registrant Name	LANDBAY INC
Entity Central Index Key	0001672572
Entity Tax Identification Number	81-1260549
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	Xixi B2
Entity Address, Address Line Two	the first energy-saving Xixi in Xihu District
Entity Address, City or Town	Hangzhou City
Entity Address, Country	CN
Entity Address, Postal Zip Code	310061
City Area Code	+86
Local Phone Number	18621851468
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false